SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
SHARE-BASED COMPENSATION.
Summary of the restricted share activity

	Number of	Weighted average grant-
	Shares	date fair value per share
		(RMB)
Unvested at January 1, 2023	38,534,512	32.2
Granted (Note a)	31,194,120	11.9
Vested	(4,788,176)	16.1
Forfeited (Note b)	(15,943,658)	45.9

Unvested at December 31, 2023 and January 1, 2024	48,996,888	16.4
Granted	22,246,544	11.3
Vested	(18,907,368)	16.0
Forfeited	(4,898,088)	27.5

Unvested at December 31, 2024	47,437,976	13.0
Granted (Note c)	20,106,013	29.9
Vested	(15,888,952)	16.7
Forfeited (Note d)	(9,163,941)	16.1

Unvested at December 31, 2025	42,491,096	18.9

Note a:Including the restricted shares of 8,239,864 granted in the 2023 Modification.

Note b:Including the restricted shares of 9,820,069 cancelled in the 2023 Modification.

Note c:Including the restricted shares of 911,941 granted in the 2025 Modification.

Note d:Including the restricted shares of 911,941 cancelled in the 2025 Modification.

Assumptions used to estimate fair value of restricted shares granted

Grant date:	July 2023	August 2023	August 2024	August 2025
Risk-free rate of return	4.94% - 5.50%	4.66%	4.01%	3.68%
Volatility	66.64% - 67.86%	61.40%	65.18%	63.01%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Share price at grant date	US$1.5000	US$1.6025	US$1.3963	US$4.2650
	(RMB10.7)	(RMB11.4)	(RMB10.0)	(RMB30.49)
Expected term	0.767 - 1.767 years	1 – 3 years	1 – 3 years	1 – 3 years

Summary of share-based compensation expenses

	Years ended December 31,
	2023	2024	2025

Costs of revenue	116,467	92,402	64,294
Selling and marketing expenses	43,765	25,033	33,237
General and administrative expenses	162,866	165,648	178,568
Research and development expenses	9,546	9,207	7,277
Others, net (Note)	3,972	4,197	—
Total share-based compensation expenses	336,616	296,487	283,376

Note:	Represent the share-based compensation expenses included in management support service fees charged to discontinued operations.